Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 21, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2015